Unaudited Interim Condensed Consolidated Statements of Changes in Equity € in Thousands	EUR (€)	Share capital EUR (€) shares	Share premium EUR (€)	Other reserves EUR (€)	Retained earnings/ (Accumulated deficit) EUR (€)	Profit/ (loss) for the period EUR (€)
Number of shares outstanding, beginning balance (in shares) at Dec. 31, 2021 | shares		105,239,085
Equity, beginning balance at Dec. 31, 2021	€ 170,581	€ 15,786	€ 409,258	€ 52,512	€ (233,549)	€ (73,425)
Total comprehensive income/(loss)	(171,892)			(399)		(171,493)
Income appropriation	0				(73,425)	73,425
Share-based compensation expense:
Value of services	369			369
Exercises (in shares) | shares		2,563,011
Exercises	3,718	€ 384	3,333
Capital Increase (in shares) | shares		9,549,761
Capital Increase	90,479	€ 1,432	89,047
Treasury shares	0
Number of shares outstanding, ending balance (in shares) at Jun. 30, 2022 | shares		117,351,857
Equity, ending balance at Jun. 30, 2022	93,255	€ 17,603	501,638	52,482	(306,974)	(171,493)
Number of shares outstanding, beginning balance (in shares) at Dec. 31, 2022 | shares		138,367,482
Equity, beginning balance at Dec. 31, 2022	219,797	€ 20,755	594,043	55,252	(306,974)	(143,279)
Total comprehensive income/(loss)	(32,318)			2,727		(35,046)
Income appropriation	0				(143,279)	143,279
Share-based compensation expense:
Value of services	3,232			3,232
Exercises (in shares) | shares		529,118
Exercises	(3)	€ 79	(82)
Treasury shares	0
Number of shares outstanding, ending balance (in shares) at Jun. 30, 2023 | shares		138,896,600
Equity, ending balance at Jun. 30, 2023	€ 190,707	€ 20,834	€ 593,960	€ 61,211	€ (450,253)	€ (35,046)